UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH         45247

(Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:        513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2008

Common Stocks	Shares	Dollar Value

Air Products And Chemicals, Inc.	5,280	485,760
Total For Materials: 1.9%		485,760

Danaher Corporation	6,565	499,137
Emerson Electric Company	13,690	704,487
General Electric Company	28,870	1,068,479
ITT Corporation	8,630	447,120
3M Company	6,125	484,794
United Parcel Service - Class B	6,910	504,568
Total For Industrials: 14.9%		3,708,585

Verizon Communications	13,330	485,879
Total For Telecomm Services: 2.0%		485,879

Cadbury Schweppes PLC	11,060	489,073
Kellogg Company	14,595	767,113
Kraft Foods Inc - A	23,650	733,387
Kimberly-Clark Corporation	10,970	708,114
Pepsico, Incorporated	6,815	492,043
Procter & Gamble Company	7,300	511,511
Total For Consumer Staples: 14.9%		3,701,241

Comcast Corporation Class A Special	26,750	507,447
Nordstrom, Incorporated	14,210	463,246
Staples, Inc.	20,650	456,572
Target Corporation	9,223	467,422
Total For Consumer Discretionary: 7.6%		1,894,687

Chesapeake Energy Corporation	12,345	569,722
Conocophillips	6,145	468,310
Chevron Corporation	11,020	940,667
Schlumberger Ltd.	6,170	536,790
Exxon Mobil Corporation	5,310	449,120
Total For Energy: 11.9%		2,964,609

Aflac Incorporated	7,630	495,568
Allstate Corporation	9,385	451,043
B B & T Corporation	15,560	498,854
Bank Of New York Mellon Corp	15,864	662,005
Cincinnati Financial Corporation	12,795	486,722
Legg Mason, Inc.	7,100	397,458
PNC Financial Services Group, Inc.	7,780	510,135
Total For Financial Services: 14.1%		3,501,785

Abbott Laboratories	13,510	745,076
Bristol-Myers Squibb Company	29,975	638,467
Hologic, Inc.*	8,945	497,342
Novartis AG-ADR**	14,480	741,810
Roche Holdings Limited - ADR**	5,380	507,603
Wellpoint Inc.*	10,000	441,300
Total For Health Care: 14.3%		3,571,598

Adobe Systems Inc*	14,600	519,614
Cisco Systems, Inc.*	30,445	733,420
Microsoft Corporation	17,785	504,738
Total For Information Technology: 7.1%		1,757,772

Dominion Resources	11,110	453,732
Exelon Corporation	6,310	512,814
Southern Company	20,910	744,605
Total For Utilities: 6.9%		1,711,151

Total Common Stocks: 95.3%		$23,783,067
(Common Stock Identified Cost $23,608,083)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 3.51% yield ***		$1,111,384
Total Cash Equivalents: 4.5%		1,111,384
(Cash Equivalents Identified Cost $1,111,384,596)

Total Portfolio Value: 99.8%		$24,894,451
(Total Portfolio Identified Cost $24,719,467)

Other Assets Less Liabilities: 0.2%		$54,000

Total Net Assets: 100.0%		$24,948,451

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.

GROWTH FUND	Portfolio of Investments as of March 31, 2008

Common Stocks	Shares	Dollar Value

Air Products And Chemicals, Inc.	10,700	984,400
BHP Billiton LTD ADR**	14,800	974,580
Freeport McMoran Copper & Gold	11,000	1,058,420
Total For Materials: 6.2%		$3,017,400

Boeing Company	19,330	1,437,572
Caterpillar Tractor Company	12,500	978,625
Danaher Corporation*	18,560	1,411,117
Emerson Electric Company	38,300	1,970,918
General Electric Company	52,690	1,950,057
Total For Industrials: 16.0%		$7,748,289

Cadbury Schweppes PLC **	22,000	972,840
Kellogg Company	28,400	1,492,704
Kimberly-Clark Corporation	22,500	1,452,375
Procter & Gamble Company	14,000	980,980
Total For Consumer Staples: 10.1%		$4,898,899

Comcast Corporation Class A Special	74,000	1,403,780
Coach, Inc.*	15,870	478,481
Nordstrom, Incorporated	30,000	978,000
Staples, Inc.	57,830	1,278,621
Target Corporation	16,600	841,288
Total For Consumer Discretionary: 10.3%		$4,980,170

Chesapeake Energy Corporation	23,800	1,098,370
Core Labratories N.V.*	8,400	1,002,120
Chevron Corporation	16,885	1,441,304
Transocean Inc.*	10,435	1,410,812
Schlumberger Ltd.	20,300	1,766,100
Total For Energy: 13.9%		$6,718,706

Aflac Incorporated	23,390	1,519,180
B B & T Corporation	42,000	1,346,520
Bank Of New York Mellon Corp	21,085	879,877
PNC Financial Services Group, Inc.	16,000	1,049,120
Total For Financial Services: 9.9%		$4,794,697

Celgene Corp*	18,000	1,103,220
Gilead Sciences Inc*	30,400	1,566,512
Hologic, Inc.*	26,000	1,445,600
Novartis AG-ADR**	28,900	1,480,547
Roche Holdings Limited - ADR**	10,220	964,257
Wellpoint Inc.*	20,000	882,600
Total For Health Care: 15.4%		$7,442,736

Apple Computer, Incorporated*	7,000	1,004,500
Adobe Systems Inc*	40,500	1,441,395
Akamai Technologies*	31,550	888,448
Cisco Systems, Inc.*	95,360	2,297,222
Google Inc. - Class A*	2,000	880,940
Microsoft Corporation*	31,800	902,484
Total For Information Technology: 15.3%		$7,414,989

Exelon Corporation	14,000	1,137,780
Total For Utilities: 2.4%		$1,137,780

Total Common Stocks: 99.5%		$48,153,666
(Common Stock Identified Cost $44,712,086)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 1.04% yield ***		156,375
Total Cash Equivalents: 0.3%		$156,375
(Cash Equivalents Identified Cost $155,708)

Total Portfolio Value: 99.8%		$48,310,041
(Total Portfolio Identified Cost $44,867,794)

Liabilities in Excess of Other Assets: 0.2%		$82,059

Total Net Assets: 100.0%		$48,392,100

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.

DYNAMIC GROWTH FUND	Portfolio of Investments as of March 31, 2008

Common Stocks	Shares	Dollar Value

BHP Billiton LTD ADR**	3,290	216,647
Freeport McMoran Copper & Gold	3,840	369,485
Total for Diverse Metal/Mining: 5.1%		$586,132

Potash Corporation Of Saskatchewan Inc.*	1,500	232,815
Total For Chemicals - Agriculture/Fertilizer: 2.0%		$232,815

Boeing Company	4,420	328,715
Total for Aerospace/Defense: 2.8%		$328,715

General Cable*	4,220	249,275
Total for Electrical Component: 2.2%		$249,275

Caterpillar Tractor Company	4,550	356,220
Total for Machinery Construction/Farm: 3.1%		$356,220

Foster Wheeler*	4,000	226,480
Total For Construction & Engineer: 2.0%		$226,480

Procter & Gamble Company	3,870	271,171
Total For Household Products: 2.3%		$271,171

Buffalo Wild Wings*	9,420	230,790
Chipotle Mexican Grill, Inc.*	2,340	265,426
Total for Restaurants: 4.3%		$496,216

Comcast Corporation Class A Special	18,232	345,861
Total for Broadcasting & Cable: 3.0%		$345,861

Coach, Inc.*	12,090	364,514
Total for Apparel & Accessory: 3.1%		$364,514

Dick's Sporting Goods, Inc.*	8,910	238,610
Total For Specialty Stores: 2.1%		$238,610

Core Labratories N.V.*	2,800	334,040
FMC Technologies Inc*	4,000	227,560
Schlumberger Ltd.	5,030	437,610
Total for Oil & Gas - Equipment/Services: 8.6%		$999,210

Transocean Inc.*	2,587	349,762
Total for Oil & Gas - Drilling: 3.0%		$349,762

XTO Energy, Inc.	4,000	247,440
Total For Oil & Gas - Exploration/Production: 2.1%		$247,440

Bank Of New York Mellon Corp	5,366	223,923
Total For Asset Management: 1.9%		$223,923

Celgene Corp*	8,030	492,159
Gilead Sciences Inc*	9,860	508,086
Vertex Pharm*	9,915	236,869
Total for Biotechnology: 10.7%		$1,237,114

Hologic, Inc.*	8,340	463,704
Total for Health Care - Equipment: 4.0%		$463,704

Novartis AG-ADR**	4,430	226,949
Roche Holdings Limited - ADR**	2,530	238,706
Total for Pharmaceuticals: 4.0%		$465,655

Apple Computer, Incorporated*	1,950	279,825
Total for Computer Hardware: 2.4%		$279,825

Adobe Systems Inc*	10,400	370,136
Total for Application Software: 3.2%		$370,136

Akamai Technologies*	10,620	299,059
Google Inc. - Class A*	760	334,757
Total for Internet Software and Services: 5.5%		$633,816

Broadcom Corp*	15,840	305,237
Total for Semiconductors: 2.6%		$305,237

Cisco Systems, Inc.*	22,820	549,734
Total for Communications Equipment: 4.7%		$549,734

Cognizant Technology Solutions Corporation*	11,900	343,077
Total for IT Consulting & Services: 3.0%		$343,077

Microsoft Corporation	6,780	192,416
Quality Systems	6,720	$200,726
Total for Systems Software: 3.4%		393,142

MEMC Electronic Materials*	4,800	340,320
Total For Semiconductor Equipment: 2.9%		$340,320

Exelon Corporation	2,800	227,556
Total For Electric Utilities: 2.0%		$227,556

Total Common Stocks: 96.1%		$11,125,660
(Common Stock Identified Cost $11,407,711)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 1.04% yield ***		442,371
Total Cash Equivalents: 3.8%		$442,371
(Cash Equivalents Identified Cost $442,371)

Total Portfolio Value: 99.9%		$11,568,031
(Total Portfolio Identified Cost $11,850,082)

Other Assets Less Liabilities: 0.1%		$5,547

Total Net Assets: 100.0%		$11,573,578

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of March 31, 2008

Common Stocks	Shares	Dollar Value

Freeport McMoran Copper & Gold	2,350	226,117
Hercules Incorporated	5,200	95,108
Total For Materials: 3.8%		$321,225

Allied Waste Industries, Inc.*	8,400	90,804
Boeing Company	1,100	81,807
Caterpillar Tractor Company	1,500	117,435
Cooper Industries Incorporated	2,100	84,315
CSX Corporation	2,440	136,811
Cummins Engine, Incorporated	3,560	166,679
Dover Corporation	2,400	100,272
Eaton Corporation	1,180	94,011
Fluor Corporation	900	127,044
Illinois Tool Works	2,000	96,460
L-3 Communications Holdings Inc	1,080	118,087
Lockheed Martin Corporation	1,060	105,258
Manitowoc Company, Inc.	2,200	89,760
Northrop Grumman	1,390	108,156
Parker Hannifin Corporation	2,085	144,428
Terex Corporation*	1,400	87,500
Total for Industrials: 20.6%		$1,748,827

Qwest Communications International	16,700	75,651
Total for Telecomm Services: 0.9%		$75,651

Kroger Company	3,700	93,980
Pepsi Bottling Group, Inc.	2,700	91,557
Super Valu Stores, Incorporated	2,400	71,952
Tyson Foods Incorporated	7,200	114,840
Total For Consumer Staples: 4.4%		$372,329

Apollo Group Inc. Class A*	1,400	60,480
Big Lots, Inc.*	6,800	151,640
Carnival Corporation	2,090	84,603
Ford Motor Company (New)*	15,900	90,948
Gamestop Corporation*	2,000	103,420
Goodyear Tire & Rubber Company*	3,200	82,560
Interpublic Group Of Companies*	9,900	83,259
Whirlpool Corporation	1,180	102,400
Total For Consumer Discretionary: 9.0%		$759,310

Apache Corporation	900	108,738
Chesapeake Energy Corporation	2,900	133,835
ConocoPhillips	1,100	83,831
Ensco International, Inc.	2,000	125,240
Murphy Oil Corporation	1,300	106,782
Noble Corporation	2,300	114,241
National-Oilwell Varco Inc.*	2,600	151,788
Rowan Companies, Incorporated	2,300	94,714
Transocean Inc.*	640	86,528
Williams Companies Inc	3,200	105,536
XTO Energy, Inc.	2,375	146,917
Total For Energy: 14.8%		$1,258,150

American Capital Strategies	2,600	88,816
Ace	1,800	99,108
Assurant, Inc.	2,000	121,720
CME Group, Inc.	170	79,747
Developers Diversified Realty Corp.	2,100	87,948
Federated Investors, Inc.	2,800	109,648
Hudson City Bancorp, Inc.	7,300	129,064
Host Hotels & Resorts, Inc.	5,500	87,560
Intercontinental Exchange, Inc.*	600	78,300
Janus Capital Group Inc.	3,980	92,615
Moody's Corporation	1,900	66,177
NYSE Euronext	1,100	67,881
Prologis Trust	2,090	123,017
Total For Financial Services: 14.5%		$1,231,601

Amerisourcebergen Corporation	2,120	86,878
Applera Corporation-Applied Biosystems	2,700	88,722
King Pharmaceuticals, Inc.*	8,600	74,820
McKesson HBOC, Inc.	2,110	110,501
Medco Health Solutions, Inc.*	2,800	122,612
PerkinElmer, Inc.	3,900	94,575
Varian Medical Systems Incorporated*	1,700	79,628
Total For Health Care: 7.7%		$657,736

Apple Computer, Incorporated*	700	100,450
CA Inc.	4,200	94,500
Ciena Corporation*	3,000	92,490
Electronic Data Systems Corporation	4,630	77,090
Hewlett-Packard Company	2,430	110,954
Intuit, Inc.*	3,500	94,535
Jabil Circuit, Inc.	6,560	62,058
JDS Uniphase Corp*	7,900	105,781
Microsoft Corporation	6,500	184,470
Novell Inc.*	14,000	88,060
Nvidia Corp*	4,800	94,991
Thermo Electron Corporation*	1,900	107,996
MEMC Electronic Materials*	1,100	77,990
Xerox Corporation	6,100	91,317
Total For Information Technology: 16.3%		$1,382,682

Allegheny Energy, Inc.	1,700	85,850
Constellation Energy Group	1,810	159,769
Centerpoint Energy Incorporated	6,340	90,472
Consolidated Edison Co. Of New York,Inc	2,000	79,400
Nicor Incorporated	2,200	73,722
Teco Energy, Incorporated	6,000	95,700
Integrys Energy Group Inc.	1,700	79,287
Total For Utilities: 7.8%		$664,200

Total Common Stocks: 99.8%		$8,471,711
(Common Stock Identified Cost $8,278,369)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 1.04% yield **		14,458
Total Cash Equivalents: 0.2%		$14,458
(Cash Equivalents Identified Cost $14,458)

Total Portfolio Value: 100.0%		$8,486,169
(Total Portfolio Identified Cost $8,292,827)

Other Assets Less Liabilities: 0.0%		2,520

Total Net Assets: 100.0%		$8,488,689

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of March 31, 2008

Common Stocks	Shares	Dollar Value

Airgas	12,200.00	554,734
Crown Holdings Incorporated*	28,700.00	722,092
Celanese Corporation Series A*	13,200.00	515,460
Lubrizol Corporation	9,600.00	532,896
Reliance Steel & Aluminum Co.	19,100.00	1,143,326
Total For Materials: 4.8%		$3,468,508

AGCO Corp*	9,000	538,920
Aircastle Ltd.	19,200	216,000
General Cable*	10,300	608,421
Cummins Engine, Incorporated	38,000	1,779,160
Carlisle Corporation	15,800	528,352
Gardner Denver*	19,200	712,320
HNI Corporation	16,900	454,441
Harsco Corporation	12,700	703,326
Hubbell Incorporated, Class B	11,700	511,173
Kennametal, Incorporated	15,800	464,994
Kansas City Southern Industries*	17,500	701,925
L-3 Communications Holdings Inc	10,000	1,093,400
Manitowoc Company, Inc.	23,600	962,880
Oshkosh Truck Corporation	10,500	380,940
Parker Hannifin Corporation	16,500	1,142,955
Pentair Inc	18,800	599,720
Steelcase, Inc.	46,000	508,760
SPX Corporation	7,500	786,750
Trinity Industries	20,700	551,655
UAL Corporation*	17,900	385,387
United Rentals Incorporated*	22,600	425,784
URS*	11,800	385,742
Wesco International*	14,400	525,456
Total For Industrials: 20.8%		$14,968,461

Bunge Limited	4,700.00	408,336
BJs Wholesale Club, Inc.*	18,500.00	660,265
PepsiAmericas	17,400.00	444,222
Tyson Foods Incorporated	30,200.00	481,690
Total For Consumer Staples: 2.8%		$1,994,513

Apollo Group Inc. Class A*	8,900	384,480
Borgwarner, Inc.	12,300	529,269
Clear Channel Outdoor Holdings, Inc.*	25,800	490,458
Dish Network Corporation*	17,800	511,394
Brinker International, Inc.	30,750	570,412
Liberty Global Inc. - Series A*	16,200	552,096
Penske Automotive Group, Inc.	34,100	663,586
Regal Entertainment Group	29,400	567,126
Total For Consumer Discretionary: 5.9%		$4,268,821

Chesapeake Energy Corporation	29,300.00	1,352,195
Ensco International, Inc.	15,700.00	983,134
Frontline Limited	14,100.00	648,882
Massey Energy Company	24,200.00	883,300
Murphy Oil Corporation	7,200.00	591,408
Noble Corporation	13,200.00	655,644
National-Oilwell Varco Inc.*	16,000.00	934,080
Pride International*	17,500.00	611,625
Patterson-UTI Energy, Inc.	20,700.00	541,926
St Mary Land & Exploration	14,600.00	562,100
Superior Energy Services, Inc.*	23,000.00	911,260
Tidewater Inc.	15,900.00	876,249
Williams Companies Inc	19,600.00	646,408
Western Refining, Inc.	19,500.00	262,665
W&T Offshore, Inc.	27,600.00	941,436
Total For Energy: 15.8%		$11,402,312

American Capital Strategies	20,450	698,572
Axis Capital Holdings Limited	15,600	530,088
Colonial Prop Trust	19,100	459,355
Eaton Vance Corp.	16,500	503,415
Federated Investors, Inc.	15,400	603,064
Hudson City Bancorp, Inc.	60,000	1,060,800
HCC Insurance Holdings Inc	24,375	553,069
Host Hotels & Resorts, Inc.	25,100	399,592
Janus Capital Group Inc.	19,200	446,784
Mastercard, Inc.	4,500	1,003,455
Philadelphia Consol*	16,300	524,860
Prologis Trust	9,500	559,170
PMI Group Inc.	70,600	410,892
Stancorp Financial Group	11,800	562,978
SL Green Realty Corp	6,300	513,261
Weingarten Realty Investors	13,900	478,716
Total For Financial Services: 12.9%		$9,308,071

Amerisourcebergen Corporation	20,000	819,600
Charles River Laboratories International, Inc.*	9,300	548,142
Intuitive Surgical, Inc.*	2,000.00	648,700
Kinetic Concepts*	10,500.00	485,415
Lincare Holdings, Inc.*	17,500.00	491,925
Millenium Pharmaceuticals*	62,700.00	969,342
PerkinElmer, Inc.	23,000.00	557,750
Sepracor Inc.*	23,400.00	456,768
WebMD Health Corp.*	15,900.00	374,763
Total For Health Care: 7.4%		$5,352,405

Activision*	27,200	742,832
Avnet Inc.*	16,500	540,045
CA Inc.	23,400	526,500
Ciena Corporation*	16,400	505,612
Commscope*	11,600	404,028
Cypress Semiconductor*	26,400	623,304
Dolby Laboratories Inc.*	32,900	1,192,954
Electronic Data Systems Corporation	30,500	507,825
Factset Research Systems Inc.	10,500	565,635
Harris Corporation	13,400	650,302
Ingram Micro, Inc.*	30,900	489,147
JDS Uniphase Corp*	50,600	677,534
Lam Research Corporation*	28,000	1,070,160
National Instruments Corporation	19,800	517,572
Nvidia Corp*	32,400	641,196
Navteq*	17,700	1,203,600
Verifone Holdings, Inc.*	28,600	453,882
Sanmina Corporation*	320,000	518,400
Synopsys, Inc.*	24,800	563,208
Sunpower Corporation - Class A*	5,300	394,903
Seagate Technology	23,700	496,278
Tech Data Corporation*	16,400	537,920
Western Digital Corporation*	58,500	1,581,840
MEMC Electronic Materials*	6,500	460,850
Total For Information Technology: 22.0%		$15,865,527

Atmos Energy Corporation	22,700.00	578,850
Allegheny Energy, Inc.	10,600.00	535,300
Constellation Energy Group	15,500.00	1,368,185
Consolidated Edison Co. Of New York,Inc	12,500	496,250
Alliant Energy Corporation (Formerly Interstate Energy Corporation)	14,500	507,645
Oneok, Inc.	12,700.00	566,801
Integrys Energy Group Inc.	10,800.00	503,712
UGI Corporation	20,700.00	515,844
Total For Utilities: 7.0%		$5,072,587

Total Common Stocks: 99.4%		$71,701,205
(Common Stock Identified Cost $66,750,127)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 1.04% yield **		380,216
Total Cash Equivalents: 0.5%		$380,216
(Cash Equivalents Identified Cost $380,216)

Total Portfolio Value: 99.9%		$72,081,421
(Total Portfolio Identified Cost $69,169,348)

Other Assets Less Liabilities: 0.1%		$15,557

Total Net Assets: 100.0%		$72,096,978

* Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of March 31, 2008

Common Stocks	Shares	Dollar Value

Buckeye Technologies*	5,000	55,800.00
Brush Wellman Incorporated*	2,800	71,876.00
Calgon Carbon Corporation*	3,800	57,190.00
CF Industries Holdings, Inc.	1,400	145,068.00
Ferro Corporation	3,500	52,010.00
Greif Brothers Corporation	1,340	91,026.20
Graftech Int'l*	4,400	71,324.00
Mercer International Inc.*	9,000	62,730.00
Polyone Corporation*	5,240	33,378.80
Schulman (A.) Inc.	3,700	75,961.00
Terra Industries, Inc.*	4,700	166,991.00
Total For Materials: 10.8%		$883,355.00

Airtran Hldgs*	8,600	56,760.00
ABX Air Incorporated*	15,600	45,864.00
American Railcar Industries, Inc.	3,800	77,254.00
Acuity Brands Inc	1,400	60,130.00
Baker (Michael) Corporation*	1,700	38,182.00
Cubic Corporation	2,400	68,232.00
Dycom Industries*	2,900	34,829.00
Emcor Group, Inc.*	2,800	62,188.00
Foster L.B. Company*	1,500	64,590.00
FTD Group, Inc.	4,400	59,048.00
Genco Shipping & Trading Ltd.	1,100	62,073.00
Horizon Lines Inc.	3,100	57,691.00
Knoll, Inc.	3,500	40,390.00
Perini Corporation*	3,000	108,690.00
Pinnacle Airlines*	4,400	38,412.00
PeopleSupport Inc.*	4,900	44,688.00
Regal-Beloit Corporation	1,600	58,608.00
Rush Enterprises, Inc. -- Class A*	5,910	93,614.40
Spherion Corporation*	9,300	56,916.00
Spartan Motors, Inc.	7,700	65,142.00
TBS International Ltd.*	2,500	75,500.00
Valassis Communications, Inc.*	6,200	67,270.00
Volt Info Sciences*	3,800	64,448.00
Total For Industrials: 17.2%		$1,400,519.40

EMS Technologies, Inc.*	2,200	59,708.00
Total For Telecomm Services: 0.7%		$59,708.00

Imperial Sugar Company	3,000	56,460.00
Mannatech Incorporated	3,300	23,529.00
Pilgrim'S Pride	2,300	46,529.00
Pantry*	2,200	46,376.00
Sanderson Farms, Inc.	1,900	72,219.00
Total For Consumer Staples: 3.0%		$245,113.00

Brightpoint, Inc.*	5,000	41,800.00
DSW Inc.*	3,650	47,267.50
1-800-Flowers.Com*	11,500	97,865.00
Force Protection, Inc.*	32,600	65,526.00
Ellis Perry Int'l*	3,500	76,405.00
Standard Motor Products, Incorporated	8,200	50,184.00
Winn-Dixie Stores, Inc.*	3,800	68,248.00
Total For Consumer Discretionary: 5.5%		$447,295.50

Bois D'Arc Energy, Inc.*	3,900	83,811.00
Clayton Williams Energy, Inc.*	2,700	141,723.00
Dawson Geophysical Company*	1,000	67,500.00
Vaalco Energy Inc.*	14,100	70,077.00
Golar Lng Ltd	3,200	58,464.00
Gulfport Energy Corporation*	4,300	45,580.00
Rosetta Resources, Inc.*	3,500	68,845.00
Swift Energy Company*	1,700	76,483.00
Union Drilling, Inc.*	3,700	64,713.00
Crosstex Energy	1,800	61,110.00
Total For Energy: 8.9%		$738,306.00

Agree Realty Corporation	2,300	63,135.00
Advanta Corp.	2,160	15,184.80
Aspen Insurance Holdings Ltd	2,200	58,036.00
Ashford Hospitality Trust	8,900	50,552.00
Strategic Hotels & Resorts, Inc.	3,600	47,268.00
Compucredit*	4,000	35,480.00
Centerline Holding Company	10,100	41,006.00
Crawford and Company - Class B*	13,300	69,825.00
Cash America International	2,500	91,000.00
Diamondrock Hospitality Company	4,600	58,282.00
Entertainment Properties Trust	1,500	73,995.00
Fremont General Corporation*	23,700	11,376.00
First Mercury Financial Corporation*	3,500	60,935.00
Gamco Investors Inc.	1,300	65,468.00
GFI Group Inc.*	900	51,570.00
Greenhill & Co.	1,100	76,516.00
Greene Bancshares, Inc.	3,400	60,146.00
Hallmark Financial Services, Inc.*	5,200	58,032.00
Hersha Hospitality Trust	7,200	65,016.00
IPC Holdings, Ltd.	2,200	61,600.00
MCG Capital	3,800	34,542.00
National Retail Properties Inc.	2,900	63,945.00
Post Properties	1,500	57,930.00
QC Holdings	6,900	62,445.00
Seabright Insurance Holdings*	4,900	72,177.00
Tower Group, Inc.	2,100	52,857.00
Thomas Weisel Partners Group, Inc.*	6,600	43,692.00
Universal American Corp.*	3,200	33,920.00
Total For Financial Services: 18.6%		$1,535,930.80

Align Technology*	3,200	35,552.00
Cubist Pharmaceuticals, Inc.*	3,300	60,786.00
Cryolife, Inc.*	6,500	61,100.00
Cynosure, Inc.*	2,600	55,380.00
Cypress Bioscience*	6,500	46,540.00
Emergent Biosolutions, Inc.*	8,300	74,036.00
Emergency Medical Services Corporation*	2,400	59,256.00
K-V Pharmaceutical Company - Class A*	2,400	59,904.00
Medical Action Inds*	3,200	52,576.00
Molina Healthcare*	2,400	58,608.00
Omnicell*	3,200	64,320.00
OSI Pharmeceuticals Inc*	1,600	59,824.00
Pharmanet Development Group, Inc.*	2,000	50,460.00
Providence Service Corporation*	2,600	78,000.00
Res-Care, Inc.*	3,100	53,165.00
Sun Healthcare Group, Inc.*	6,900	90,666.00
Xoma Ltd.*	19,600	50,764.00
Total For Health Care: 12.3%		$1,010,937.00

Amkor Technology*	9,900	105,930.00
Blue Coat Systems, Inc.*	2,600	57,304.00
CNET Networks*	8,200	58,220.00
Commvault Systems, Inc.*	4,300	53,320.00
Gerber Scientific, Incorporated*	7,300	64,897.00
Imergent, Inc.	5,700	64,923.00
Immersion Corporation*	5,500	39,105.00
Interactive Intelligence, Inc.*	3,800	44,726.00
Interwoven*	4,300	45,924.00
JDA Software Group*	3,600	65,700.00
Kulicke & Soffa Industries, Inc.*	11,500	54,970.00
Methode Electron 'A'	6,200	72,478.00
Multi-Fineline Elect*	4,600	86,342.00
Mastec, Inc.*	5,000	41,050.00
Novatel Wireless*	4,100	39,688.00
Oplink Communications, Inc.*	4,650	41,245.50
Plantronics, Incorporated	3,300	63,723.00
Pericom Semiconductor Corporation*	9,600	140,928.00
Sigma Designs, Inc.*	2,200	49,874.00
Superior Essex Inc.*	2,900	81,548.00
Technitrol Inc.	2,300	53,199.00
TTM Technologies, Inc.*	8,300	93,956.00
The Trizetto Group, Inc.*	3,500	58,415.00
Ultimate Software*	2,900	87,174.00
Zoran*	4,800	65,568.00
Total For Information Technology: 19.7%		$1,630,207.50

Cleco Corporation	2,600	57,668.00
ITC Holdings Corporation	1,400	72,884.00
The Laclede Group, Inc.	2,000	71,260.00
Total For Utilities: 2.5%		$201,812.00

Total Common Stocks: 99.2%		$8,153,184
(Common Stock Identified Cost $9,081,397)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 1.04% yield ***		57,467
Total Cash Equivalents: 0.7%		$57,467
(Cash Equivalents Identified Cost $57,467)

Total Portfolio Value: 99.9%		$8,210,651
(Total Portfolio Identified Cost $9,138,864)

Liabilities in Excess of Other Assets: 0.1%		$5,914

Total Net Assets: 100.0%		$8,216,565

* Non-income producing security
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2008

Common Stocks	Shares	Dollar Value

Apartment Investment and Management, Co. - A	7,203	257,939
Avalon Bay Communities, Inc.	4,792	462,524
BRE Properties, Inc. Class A	3,500	159,460
Camden Property Trust	1,800	90,360
Cousins Properties Inc. REIT	4,000	98,840
Equity Residential Properties Trust	15,450	641,020
Essex Property Trust, Inc.	1,870	213,143
Home Properties of NY	2,000	95,980
United Dominion Realty Trust, Inc.	10,000	245,200
Total Apartments: 17.9%		$2,264,466

Lexington Corporate Properties Trust	6,000	86,460
Vornado Realty Trust	7,300	629,333
Total Diversified: 5.7%		$715,793

Lasalle Hotel	5,500	158,015
Total Financial Services: 1.2%		$158,015

Health Care Property Investors	11,800	398,958
Health Care Reit	6,200	279,806
Total Health Care: 5.4%		$678,764

Host Hotels and Resorts	26,397	420,240
Hospitality Property	5,800	197,316
Health Care Realty Trust, Inc.	2,800	73,220
Senior Housing Properties Trust	6,500	154,050
Starwood Hotels & Resorts Worldwide, Inc.	2,600	134,550
Total Lodging and Hotels: 7.7%		$979,376

Plum Creek Timber Co., Inc.	8,000	325,600
Total Materials: 2.6%		$325,600

Alexandria Real Estate	3,000	278,160
AMB Property Corporation	5,700	310,194
Boston Properties, Inc.	6,675	614,567
Biomed Realty Trust	9,000	215,010
Duke Realty Corp.	12,860	293,337
Mack-Cali Realty Trust	4,795	171,229
Kilroy Realty Corporation	3,545	174,095
Liberty Property Trust	4,861	151,226
Prologis Trust	12,380	728,687
Total Office and Industrial: 23.2%		$2,936,505

CBL & Associates Properties	3,000	70,590
National Retail Properties Inc.	13,000	286,650
Developers Diversified Realty Corp	8,325	348,651
Equity One	7,000	167,790
General Growth Properties	12,705	484,950
Kimco Realty Corporation	15,767	617,593
Macerich Company	3,330	233,999
Regency Centers Corporation	5,575	361,037
Simon Property Group, Inc.	8,583	797,447
SL Green Realty Corp	2,367	192,839
Weingarten Realty Investors	5,413	186,424
Total Retail: 29.6%		$3,747,970

Public Storage, Inc.	8,400	744,408
Total Storage: 5.9%		$744,408

Total Common Stocks: 99.2%		$12,550,897
(Common Stock Identified Cost $6,807,776)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 1.04% yield *		55,961
Total Cash Equivalents: 0.4%		$55,961
(Cash Equivalents Identified Cost $55,961)

Total Portfolio Value: 99.6%		$12,606,858
(Total Portfolio Identified Cost $6,863,737)

Other Assets Less Liabilities: 0.4%		$39,370

Total Net Assets: 100.0%		$12,646,228

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2008

Fixed Income Securities - Bonds	Face	Dollar Value

Abbott Labs	2,786,000	2,959,949
Allstate Corp, 7.200%, 12/1/09	1,005,000	1,063,561
American Express, 4.875%, 7/15/13	1,400,000	1,376,323
Bank of America Subordinated, 5.420%, 3/15/17	1,000,000	993,637
Bank One Corp. Subordinated Notes, 5.900%, 11/15/11	1,000,000	1,061,784
Bank One Corp., 5.250%, 1/30/13	500,000	510,776
Bank One Corp., 9.875%, 3/01/09	250,000	262,270
Branch Banking & Trust Subordinated, 5.625%, 9/15/16	1,500,000	1,447,517
Citigroup Incorporated Subordinated Notes, 5.000%, 9/15/14	1,500,000	1,415,549
Citigroup Incorporated Unsecured Notes, 5.250%, 2/27/12	1,500,000	1,497,636
Equity Residential Properties Notes 6.950%, 3/02/11	525,000	550,814
Fifth Third Bank Subordinated Notes, 5.450%, 01/15/17	1,230,000	1,129,922
Genworth Financial, 4.750%, 6/15/09	1,000,000	1,005,003
Key Bank NA Subordinated Notes, 5.700%, 08/15/12	1,560,000	1,589,629
Legg Mason Senior Notes, 6.750% , 7/02/08	500,000	504,281
Morgan Stanley Dean Witter Notes, 3.625%, 4/01/08	1,000,000	1,000,000
Morgan Stanley Notes, 5.050%, 1/21/11	1,000,000	1,003,852
Morgan Stanley Subordinated Notes, 4.750%, 4/01/14	500,000	464,733
US Bank NA Notes, 5.700%, 12/15/08	566,000	577,452
US Bank NA Notes, 6.375%, 8/01/11	1,400,000	1,516,957
Wachovia Corporation Subordinated Notes, 5.250%, 8/01/14	800,000	791,238
Wachovia Corporation, 6.375%, 1/15/09	820,000	832,269
Wachovia Corporation, 6.400%, 04/01/08	113,000	113,000
Wells Fargo Company Subordinated Notes, 4.950%, 10/16/13	1,400,000	1,425,676
Bank and Finance: 23.1%		$25,093,828

Federal Home Loan Bank, 5.375%, 5/18/16	1,250,000	1,375,378
Federal Home Loan Mortgage Corp., 3.75%, 2/25/09	475,000	481,279
Federal Home Loan Mortgage Corp., 4.75%, 1/19/16	2,000,000	2,114,140
Federal National Mortgage Assoc., 3.250%, 2/25/11	1,500,000	1,509,894
Federal National Mortgage Assoc., 4.125%, 2/11/15	2,500,000	2,532,590
Federal Home Loan Mortgage Corp., 6.125%, 5/23/16	3,000,000	3,014,691
Federal National Mortgage Assoc., 4.200%, 5/04/09	2,000,000	2,041,938
Federal Home Loan Mortgage Corp., 5.125%, 7/15/12	1,000,000	1,082,696
Tennessee Valley Authority, 5.625%, 01/18/11	2,000,000	2,159,510
Tennessee Valley Authority, 6.000%, 3/15/13	2,875,000	3,223,565
Federal Farm Credit Bank, 4.500%, 10/17/12	1,115,000	1,177,543
Federal Farm Credit Bank, 4.785%, 1/17/17	1,730,000	1,842,133
United States Government Agency Obligations: 20.7%.		$22,555,357

United States Treasury Note, 4.000%, 2/15/15	2,500,000	2,689,065
United States Treasury Note, 4.125%, 8/31/12	600,000	643,828
United States Treasury Note, 4.750%, 8/15/17	2,000,000	2,213,438
United States Treasury Note, 4.375%, 8/15/12	1,000,000	1,087,813
United States Treasury Note, 4.125%, 5/15/15	3,000,000	3,243,987
United States Treasury Note, 4.250%, 8/15/13	600,000	653,344
United States Treasury Note, 4.75%, 5/15/14	3,200,000	3,593,251
United States Government Obligations: 13.0%		$14,124,726

Danaher Corporation Notes, 6.000%, 10/15/08	500,000	506,342
Dover Corp., 6.250%, 6/01/08	500,000	501,943
General Electric Capital Corp. FRN, 4.800%, 5/30/08**	500,000	498,855
General Electric Capital Corp., 5.000%, 2/01/13	2,500,000	2,592,325
General Electric Capital Corp., 5.400%, 2/15/17	1,500,000	1,525,823
General Electric Capital Corp., 6.000%, 6/15/12	600,000	640,314
Hershey Foods, 6.95%, 8/15/12	1,055,000	1,158,772
Honeywell, Inc., 7.125%, 4/15/08	400,000	400,498
IBM Corp. 5.400%, 10/01/08	500,000	506,353
Lowes Companies, Inc., 8.250%, 6/01/10	500,000	556,895
Pepsico Inc. Senior Unsecured Notes, 4.650%, 2/15/13	1,875,000	1,942,781
Procter and Gamble Company Senior Notes, 4.950%, 8/15/14	2,340,000	2,451,925
Target Corporation Notes, 6.350%, 1/15/11	1,000,000	1,062,087
Industrials: 13.2%		$14,344,913

Freddie Mac 15 Year Gold, 7.000%, 3/01/11	5,686	5,882
Freddie Mac MBS ADJ. RATE, 4.299%, 4/01/33	634,560	642,980
Freddie Mac GOLD MBS 5 YR, 4.500%, 12/01/09	543,733	549,513
Freddie Mac MBS, 8.000%, 6/01/30	11,279	12,250
Fannie Mae 15 YR MBS, 5.000%, 12/01/19	1,773,446	1,798,857
Freddie Mac CMO Series 2617 Class DN 4.500%, 10/15/30	900,000	883,956
FHLMC, CMO Pool 2513 Class VK 5.500%, 9/15/13	1,154,427	1,177,691
FHLMC, CMO Pool 2877 Class AL 5.000%, 10/15/24	2,500,000	2,479,550
Freddie Mac CMO Series 2985 Class GE 5.500%, 06/15/25	1,000,000	1,038,671
FHLMC, CMO Pool 3098 Class KE, 5.500%, 09/15/34	1,650,000	1,685,779
Freddie Mac CMO Series 3287 Class GC 5.500%, 08/15/34	1,150,000	1,179,777
Fannie Mae MBS, Series 253300, 7.500%, 5/01/20	17,548	18,982
Fannie Mae 30 YR MBS, 6.000%, 8/01/34	2,173,887	2,238,575
Government National Mortgage Assoc. Pool 781397, 5.500%, 2/15/17	230,206	236,422
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500%, 2/20/33	2,500,000	2,558,195
Ginne Mae Pool 2658, 6.500%, 10/20/28	116,523	121,995
Government National Mortgage Assoc. GNMA II Pool 2945, 7.500%, 7/20/30	21,638	23,235
Government National Mortgage Assoc. 30 YR MBS, 5.000%, 9/15/33	5,096,257	5,106,638
Government National Mortgage Assoc. Pool 780400, 7.000%, 12/15/25	14,948	16,021
Government National Mortgage Assoc. Pool 780420, 7.500%, 8/15/26	7,871	8,497
Government Agency Obligations - Mortgage Backed Securities: 20.0%		$21,783,466

Georgia Power Company Senior Notes, 5.125%, 11/15/12	275,000	287,051
Bellsouth Communications, 5.875%, 1/15/09	500,000	508,284
Florida Power & Light Group Capital, 7.375%, 6/01/09	500,000	522,285
Georgia Power Company, 5.250%, 12/15/15	1,000,000	1,013,505
Gulf Power Company Senior Notes, 5.300%, 12/01/16	1,000,000	1,003,024
GTE Corporation, 7.51%, 4/01/09	600,000	620,622
National Rural Utilities Collateral Trust, 4.375%, 10/01/10	1,500,000	1,529,254
Utility: 5.0%		$5,484,025

State of Indiana Finance Authority Lease Revenue, 5.000%, 11/01/14	2,365,000	2,525,891
Goat Hill Washington Properties Lease Revenue (MBIA Insured), 5.000%, 12/01/12	890,000	964,039
Municipal: 3.2%		$3,489,930

Total Fixed Income - Bonds: 98.2%		$106,876,245
(Fixed Income Identified Cost $103,409,781)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 1.04% yield *		908,810
Total Cash Equivalents: 0.8%		$908,810
(Cash Equivalents Identified Cost $908,810)

Total Portfolio Value: 99.0%		$107,785,055
(Total Portfolio Identified Cost $104,318,591)

Other Assets Less Liabilities: 1.0%		$982,496

Total Net Assets: 100.0%		$108,767,551

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.
(A) Abbreviations:
FHLMC: Federal Home Loan Mortgage Corporation

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2008

Municipal Income Securities - Bonds	Face	Dollar Value
Akron , OH, Refunding, 5.000% 12/1/12	200,000	216,638
Cincinnati, OH, General Obligation, 5.000%, 12/01/17	75,000	81,137
Columbus, OH, Series 2, 5.00%, 6/15/10	100,000	104,476
Columbus, OH, Tax Increment Financing,
(AMBAC Insured), 4.900%, 12/01/11	150,000	156,376
Dayton, OH, General Obligation (AMBAC Insured), 4.450%, 12/01/12	100,000	103,523
Gahanna , OH, (AMBAC Insured), 5.000%, 12/01/18	400,000	427,240
Mentor, OH, General Obligation (MBIA Insured), 5.0000%, 12/01/15	140,000	154,098
Youngstown, OH, (AMBAC Insured), 5.100%, 12/01/11	100,000	103,495
General Obligation - City: 11.1%		$1,346,983

Belmont County, OH
(MBIA Insured), 4.500%, 12/01/11	155,000	161,160
Knox County, OH, 4.750%, 12/01/09	60,000	61,392
General Obligation - County: 1.8%		$222,552

State of Ohio, 4.000%, 6/15/10 Common Schools - Series A	60,000	62,069
State of Ohio, 5.000%, 3/15/17 Common Schools - Series C	120,000	127,756
State of Ohio, 5.000%, 3/01/15	385,000	414,622
State of Ohio General Obligation, 4.500%, 5/01/19	500,000	513,630
State of Ohio General Obligation, 5.250%, 5/01/12	175,000	190,775
State of California, 4.000%, 11/01/09	250,000	255,567
Ohio State Unlimited Common School Facilities, 4.500%, 6/15/17	100,000	104,602
General Obligation - State: 13.7%		$1,669,021

Bowling Green State University, (FGIC Insured), 5.000%, 6/01/08	155,000	155,662
University of Cincinnati, Certificate of Participation, 5.750%, 12/01/11	25,000	27,640
University of Cincinnati General Receipts Revenue, 5.000%, 06/01/20	250,000	264,920
Higher Education: 3.7%		$448,222

Hamilton County, OH, Hospital Children's Hospital Medical Center,
(MBIA Insured), 5.250%, 5/15/10	100,000	102,717
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project
(AMBAC Insured), 5.200%, 09/01/10	100,000	105,304
Montgomery County, OH Hospital (Prerefunded), 5.650%, 12/01/12	35,000	37,029
Huron County OH Hospital Facility Revenue Fisher-titus Medical Center
5.000%, 12/01/11	200,000	208,886
Montgomery County, OH Hospital (Prerefunded), 5.500%, 12/01/10	100,000	105,553
Hospital/Health: 4.6%		$559,489

Cleveland Ohio Public Power System Revenue, 5.500% due 11/15/13	100,000	108,469
Hamilton, OH Electric, (FSA Insured), 3.60%, 10/15/10	200,000	206,362
Ohio Muni Generation Agency (AMBAC Insured), 5.000%, 2/15/17	325,000	345,147
Revenue Bonds - Electric: 5.4%		$659,978

Butler County, OH, Transportation
Improvement, (FSA Insured), 5.500%, 4/01/09	100,000	102,000
Revenue Bond - Transportation: 0.8%		$102,000

Butler, OH, Waterworks System, (FSA Insured), 4.400% 12/01/10	100,000	104,029
Cleveland Ohio Waterworks Unrefunded Portion (FSA Insured)
5.250%, 01/01/10	40,000	40,478
Green County, OH Sewer System Revenue (AMBAC Insured)
5.000%, 12/01/18	145,000	154,875
Cleveland, OH, Waterworks Revenue,
Series G (MBIA Insured), 5.500%, 1/01/13	150,000	159,558
East Muskingum, OH Water District, Water Resource Revenue,
(AMBAC Insured), 4.500%, 12/01/12	200,000	215,002
Montgomery County, OH, Solid Waste, (MBIA Insured),
5.125%, 11/01/08	50,000	50,087
Nashville and Davidson, TN 7.700%, 01/01/12	25,000	27,648
State of Ohio Water Development Authority Revenue, 5.000%, 06/01/13	250,000	273,857
Revenue Bond - Water & Sewer: 8.4%		$1,025,534

Cleveland Ohio Parking Facilities Revenue (FSA Insured),
4.000%, 9/15/15	150,000	156,078
Cleveland Ohio Non Tax Revenue Stadium Project (AMBAC Insured),
5.000%, 12/01/14	400,000	438,344
Special Obligation Bonds: 4.9%		$594,422

Cleveland, OH, Municipal School District, (FGIC Insured),
5.000%, 12/01/20	140,000	144,330
Columbus, OH, Linden Elementary Construction (FSA Insured),
5.500%, 12/01/21	100,000	110,061
Dayton , OH, City School District, (FGIC Insured), 3.250%, 12/01/10	100,000	101,659
Delaware, OH, City School District, GO
(MBIA Insured), 5.000%, 12/01/20	250,000	261,060
Fairfield, OH, (FGIC Insured), 0.000%, 12/01/11*	100,000	89,284
Girard, OH City School District (FSA Insured), 3.850%, 12/01/10	245,000	255,711
Green Local, OH, (AMBAC Insured) Insured, 4.600%, 12/01/11	100,000	101,993
Kings Local, OH, 6.350%, 12/01/12	15,000	17,135
Kings Local, OH, 6.400%, 12/01/13	150,000	175,005
Chillicothe, OH City School District GO (FGIC Insured)
4.000%, 12/01/18	300,000	290,973
Cincinnati Ohio City School District General Obligation (FGIC Insured)
5.000%, 12/01/14	225,000	247,273
Loveland, OH, 4.400%, 12/01/08	100,000	101,732
Mason, OH City Schools (FGIC Insured) 5.000%, 12/01/15	135,000	147,644
Sycamore, OH, Community (AMBAC Insured), 4.600%, 12/01/11	100,000	101,207
Sycamore Ohio Community School District General Obligation, 4.375%, 12/01/18	400,000	412,940
Sycamore, OH, Community Unlimited, 5.375%, 12/01/13	125,000	139,244
School District: 22.2%		$2,697,251

Ohio State Building Authority, Adult Correctional-Series A,
5.500%, 10/01/10	100,000	106,053
Ohio State Dept of Administrative Services Certificate of
Participation (MBIA Insured), 5.000%, 09/01/11	255,000	274,071
Ohio State Building Authority, Juvenile Correction Facilities,
4.375%, 10/01/12	100,000	103,509
Ohio State Building, 5.000%, 10/01/14	420,000	462,462
State of Ohio Cultural Facilities Revenue (FSA Insured) 5.000% Due 10/01/12	250,000	272,302
Ohio State Housing Finance Authority
(GNMA Insured) Collateral, 5.100%, 9/01/17	90,000	90,083
State of Ohio Building Authority (FGIC Insured), 5.000%, 10/01/17	420,000	454,978
State of Ohio Parks and Recreation Bonds, 4.350%, 12/01/11	100,000	104,521
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured)
5.250%, 2/01/18	315,000	341,832
Ohio State Public Facilities Commission,
(MBIA Insured), 4.700%, 06/01/11	100,000	100,469
State Agency: 19.0%		$2,310,280

Total Fixed Income - Municipal Bonds: 95.8%		$11,635,732
(Municipal Bonds Identified Cost $11,404,216)

Cash Equivalents
Federated Ohio Municipal Cash Trust 2.35% yield**		343,577
Total Cash Equivalents: 2.8%		$343,577
(Cash Identified Cost $343,577)

Total Portfolio Value: 98.6%		$11,979,309
(Total Portfolio Identified Cost $11,747,793)

Other Assets Less Liabilities: 1.4%		$166,260

Total Net Assets: 100.0%		$12,145,569

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2008

Fixed Income Securities - Bonds

Finance	Face Value	Dollar Value

Associates Corporation, 7.950% Due 02/15/10	200,000	214,915
Fifth Third Bank Notes, 4.200% Due 02/23/10	1,200,000	1,207,300
Bank of America Corp Subordinated Notes, 7.400% Due 01/15/11	1,100,000	1,178,647
Bank of New York Notes, 4.950% Due 01/14/11	510,000	526,458
Citigroup Incorporated Notes, 5.125% Due 02/14/11	1,500,000	1,510,124
Genworth Financial, 4.750% Due 06/15/09	1,095,000	1,100,478
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,135,000	1,156,557
Morgan Stanley Dean Witter, 3.625% Due 04/01/08	1,000,000	1,000,000
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	1,000,000	1,061,784
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,000,000	1,083,541
Wachovia Corporation, 5.350% Due 03/15/11	500,000	512,851
Wachovia Corporation, 6.000% Due 10/30/08	670,000	677,956
Wells Fargo Bank Subordinated Notes, 6.450% Due 02/01/11	500,000	532,162
Total Finance: 20.3%.		$11,762,772

Industrial
Abbott Laboratories Senior Unsecured Notes 4.35% Due 3/15/14	900,000	896,652
Danaher Corporation Notes, 6.000% Due 10/15/08	1,000,000	1,012,683
Dell Computer Senior Notes, 6.55% Due 04/15/08	894,000	894,924
General Electric Company Notes, 5.000% Due 02/01/13	800,000	829,544
General Electric Capital Corp Notes, 6.000% Due 06/15/12	2,000,000	2,134,380
Pepsico Incorporated Senior Unsecured Notes, 4.650% Due 02/15/13	1,830,000	1,896,155
Procter & Gamble, 2.500% Due 06/01/08	1,000,000	999,505
Target Corporation Notes, 6.350% Due 01/15/11	1,000,000	1,062,087
Wal-Mart Stores, 6.875%, Due 08/10/09	1,000,000	1,055,952
Total Industrial: 18.6%.		$10,781,881

Utilities
Georgia Power Company Senior Notes, 4.000% Due 01/15/11	1,000,000	1,016,271
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	1,250,000	1,274,379
Total Utilities: 4.0%		$2,290,650

United States Government Agency Obligations
Federal Home Loan Bank, 4.875% Due 12/14/12	2,500,000	2,680,588
Federal Home Loan Bank, 4.500% Due 04/11/08	2,500,000	2,501,433
Federal Home Loan Mortgage Corporation, 5.125% Due 10/15/08	2,000,000	2,031,366
Federal National Mortgage Association, 3.600% Due 03/03/09	2,000,000	2,024,402
Federal National Mortgage Association, 4.125% Due 2/11/15	2,500,000	2,532,590
Tennessee Valley Authority, 5.6250% Due 01/18/11	1,000,000	1,079,755
Total United States Government Agency Obligations: 22.2%		$12,850,133

United States Government Agency Obligations - Mortgage-Backed Securities
Freddie Mac Gold MBS 7 Year Balloon, 5.000% Due 11/1/10	470,752	483,983
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	543,733	549,513
Federal Home Loan Bank CMO Series 00-0582 Class H, 4.750% Due 10/25/10	1,335,131	1,350,486
Freddie Mac CMO Pool 2171 Class B, 6.279% Due 06/15/09	540,000	556,632
Fannie Mae 30 Year Mortgage Backed Security, 5.500% Due 01/01/37	1,414,212	1,429,565
Fed. Nat'l Mortgage Assoc. CMO Pool 2003-20 Class HR, 4.500% Due 10/25/16	475,053	480,648
Government Nat'l Mortgage Assoc. CMO Pool 2004-95 Class QA, 4.500% Due 3/20/34	688,778	686,067
Total United States Government Agency Obligations- Mortgage-Backed Securities: 9.6%		$5,536,893

United States Government Treasury Obligations
United States Treasury Note, 4.125% Due 08/13/12	2,500,000	2,682,618
United States Treasury Note, 4.875% Due 01/31/09	2,500,000	2,568,948
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	2,148,282
United States Treasury Note, 4.000% Due 04/15/10	2,000,000	2,095,314
Total United States Government Treasury Obligations: 16.4%		$9,495,161

Municipal Bonds
Chicago Illinois General Obligation (AMBAC Insured) 6.00% Due 1/1/11	1,000,000	1,086,680
Indiana State Finance Authority Revenue 5.000% Due 11/1/13	500,000	500,000
Michigan Muni Bond Authority Revenue 5.000% Due 10/1/12	2,005,000	2,179,455
Total Municipal Bonds: 6.5%		$3,766,135

Total Fixed Income - Bonds: 97.6%		$56,483,625
(Fixed Income Identified Cost $55,034,663.06)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.04% yield *		1,275,125
Total Cash Equivalents: 2.2%		$1,275,125
(Cash Equivalents Identified Cost $1,275,125)

Total Portfolio Value: 99.8%		$57,758,750
(Total Portfolio Identified Cost $56,309,788.06)

Other Assets Less Liabilities 0.2%		$115,735

Total Net Assets 100.0%		$57,874,485

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2008

Fixed Income Securities - Bonds

Finance	Face Value	Dollar Value

Allstate Corporation, 7.200% Due 12/01/09	500,000	529,135
American International Group Notes, 2.875% Due 05/15/08	890,000	888,333
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	993,637
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	965,011
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14	1,000,000	943,699
Citigroup Incorporated Notes, 6.000%, 02/21/12	750,000	766,341
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	918,636
Genworth Financial Notes, 4.750% Due 06/15/09	1,000,000	1,005,003
Key Bank NA Subordinated Notes, 5.800% Due 078/01/14	1,056,000	1,023,415
Morgan Stanley Dean Witter, 4.250% Due 05/15/10	830,000	818,488
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	455,438
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	640,000	691,480
US Bancorp Subordinated, 6.375% Due 09/15/07	650,000	704,302
Wachovia Corp., 5.250% Due 08/01/14	1,180,000	1,167,077
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,000,000	1,018,340
Total Finance: 22.5%		$12,888,334

Industrial
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,067,555
Dell, Inc., 6.550%, Due 04/15/08	1,000,000	1,001,033
General Electric Capital Corporatioin Notes 6.000% Due 06/15/12	1,000,000	1,067,190
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,156,280
IBM Corp 4.75% Due 11/29/12	1,100,000	1,139,640
Lowes Companies, Inc., 8.250% Due 06/01/10	390,000	434,378
Danaher Corporation Notes, 6.000% Due 10/15/08	600,000	607,610
Target Corporation, 6.350% Due 01/15/11	400,000	424,835
United Technologies, 7.125% Due 11/15/10	1,054,000	1,162,378
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	527,976
Total Industrial: 15.0%		$8,588,874

Utilities
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	715,019
Alabama Power Company Senior Notes 5.2000% Due 01/15/16	715,000	719,261
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	532,429
Verizon Communications, 7.510% Due 04/01/09	500,000	517,185
National Rural Utilities, 5.700% Due 01/15/10	500,000	516,627
Total Utilities: 5.2%		$3,000,520

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	1,600,000	1,688,794
Federal Home Loan Bank, 5.375% Due 05/18/16	500,000	550,151
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,643,189
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	171,961
Total United States Government Agency Obligations: 7.1%		$4,054,094

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	543,732	549,513
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31	1,350,000	1,396,996
Fed. Home Loan Mortg. Corp CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	1,902,309
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25	800,000	830,937
Fed. Home Loan Mortg. Corp CMO Pool 3098 Cl. KE, 5.500% Due 09/15/34	2,000,000	2,043,368
Freddie Mac CMO Pool 3174 Class PY, 5.000% Due 08/15/19	1,000,000	970,963
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,400,000	1,432,589
Total United States Government Agency Obligations - Mortgage Backed Securities: 15.9%		$9,126,675

United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 02/15/14	2,500,000	2,696,680
United States Treasury Note, 4.125% Due 05/15/15	2,000,000	2,162,658
United States Treasury Note, 4.250% Due 08/15/13	1,800,000	1,960,033
United States Treasury Bond, 4.500% Due 11/15/15	4,000,000	4,421,564
United States Treasury Note, 4.500% Due 04/30/12	1,900,000	2,064,914
United States Treasury Bond, 4.500% Due 02/15/16	1,000,000	1,101,094
Total United States Government Treasury Obligations: 25.1%		$14,406,943

Municipal Bonds
Hillsborough County Florida School District Sales Tax Revenue (AMBAC Insured) 4.000% Due 10/1/09	2,300,000	2,300,000
Total Municipal Bonds:		2,300,000

Total Fixed Income - Bonds: 94.8%		$54,365,442
(Fixed Income Identified Cost $52,161,152.92)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.04% yield *		4,696,113
Total Cash Equivalents: 8.2%		$4,696,113
(Cash Equivalents Identified Cost $4,696,113)

Total Portfolio Value: 103.0%		$59,061,555
(Total Portfolio Identified Cost $56,857,265.92)

Other Assets Less Liabilities -3.0%		$(1,715,333)

Total Net Assets 100.0%		$57,346,222

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2008

Fixed Income Securities - Bonds

Finance	Face Value	Dollar Value

Allstate Corporation, 7.200% Due 12/01/09	500,000	529,135
American General Corporation, 7.500% Due 08/11/10	500,000	536,534
Citigroup Incorporated Notes, 6.000% Due 02/21/12	750,000	766,341
Associates Corporation, 7.950% Due 02/15/10	642,000	689,878
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	918,636
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,600,000	1,589,819
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	965,011
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,156,280
General Electric Capital Corporation, 6.000% Due 06/15/12	1,000,000	1,067,190
J.P. Morgan and Company Subordinated Notes, 5.250% Due 01/30/13	1,000,000	1,021,553
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	1,023,415
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	929,465
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	500,000	540,219
Suntrust Banks Inc., 7.750% Due 05/01/10	500,000	525,770
US Bancorp Subordinated Notes, 6.300% Due 07/15/08	1,000,000	1,007,777
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	969,267
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,650,000	1,680,261
Total Finance: 29.2%		$15,916,551

Industrial
General Electric Company Notes, 5.000% Due 02/01/13	500,000	518,465
Dell, Inc., 6.550%, Due 04/15/08	500,000	500,517
Lowes Companies, Inc., 8.250% Due 06/01/10	500,000	556,896
Target Corporation, 6.350% Due 01/15/11	400,000	424,835
Wal-Mart Stores, 4.500% Due 07/01/15	1,000,000	995,515
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	527,976
Washington Post, 5.500% Due 02/15/09	500,000	509,111
Total Industrial: 7.4%		$4,033,314

Utilities
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	532,429
Georgia Power Company Unsubordinated Notes, 5.700% Due 06/01/17	425,000	441,711
GTE Corporation, 7.510% Due 04/01/09	500,000	517,185
National Rural Utilities, 5.700% Due 01/15/10	500,000	516,627
Alabama Power Company Senior Notes 5.200% Due 1/15/16	715,000	719,261
Total Utilities: 5.0%		$2,727,213

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	2,000,000	2,110,992
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,298,721
Federal Home Loan Bank, 5.130% Due 05/24/13	800,000	867,611
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,104,815
Federal Home Loan Bank, 7.605% Due 02/25/15	500,000	542,275
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	800,000	842,268
Federal Home Loan Mortgage Corp., 5.000% Due 07/15/14	500,000	540,227
Freddie Mac CMO, Pool 3174 Class PY, 5.000% Due 08/15/19	835,000	810,754
Freddie Mac CMO, Series 3289 Class ND, 5.500% Due 06/15/35	875,000	886,408
Tennessee Valley Authority, 6.250% Due 12/15/17	500,000	589,017
Total United States Government Agency Obligations: 19.4%		$10,593,088

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp. Pool 2513 Class VK, 5.500% Due 09/15/13	1,154,427	1,177,691
Federal Home Loan Mortgage Corp., Pool 2877 Class AL, 5.000% Due 10/15/24	350,000	347,137
Federal Home Loan Mortgage Corp., Pool 2963 Class DM, 5.500% Due 08/15/33	2,000,000	2,029,130
Federal Home Loan Mortgage Corp., Pool 2985 Class GE, 5.500% Due 06/15/25	700,000	727,070
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 08/01/09	1,000,000	1,007,612
Government National Mortgage Association, 5.500% Due 02/15/17	230,206	236,422
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,000,000	1,023,278
Total United States Government Agency Obligations - Mortgage Backed Securities: 12.0%		$6,548,340

United States Government Treasury Obligations
United States Treasury Bond, 4.500% Due 02/15/16	2,500,000	2,752,735
United States Treasury Note, 4.625% Due 02/15/17	2,000,000	2,197,344
United States Treasury Bond, 4.250% Due 11/15/14	2,500,000	2,734,378
United States Treasury Note, 4.250% Due 08/15/15	1,800,000	1,961,579
United States Treasury Note, 4.125 Due 05/15/15	2,400,000	2,595,190
United States Treasury Note, 4.750% Due 05/15/14	800,000	898,313
Total United States Government Treasury Obligations: 24.1%		$13,139,538

Total Fixed Income - Bonds: 97.1%		$52,958,044
(Fixed Income Identified Cost $50,429,148.03)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.04% yield *		995,539
Total Cash Equivalents: 1.8%		$995,539
(Cash Equivalents Identified Cost $995,539.00)

Total Portfolio Value: 98.9%.		$53,953,583
(Total Portfolio Identified Cost $51,424,687.03)

Other Assets Less Liabilities 1.1%		$602,530

Total Net Assets 100.0%		$54,556,113

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2008

Fixed Income Securities - Bonds

Finance	Face Value	Dollar Value

American Financial Group, 7.125% Due 04/15/09	180,000	185,509
AIG Sunamerica Global Finance Senior Notes, 5.850% Due 08/01/08	170,000	170,826
American Express Senior Unsecured Notes, 5.250% Due 09/12/11	1,000,000	1,005,214
Bank of America Subordinated Notes, 7.125% Due 03/01/09	253,000	260,004
Bank of America Subordinated Notes, 7.125% Due 10/15/11	800,000	871,864
Bank of America Corporation, 7.500% Due 03/15/12	500,000	555,426
BB&T Corporation Subordinated Notes, 6.500% Due 08/01/11	1,000,000	1,058,177
Associates Corporation (Citigroup), 6.875% Due 11/15/08	278,000	282,174
Citicorp Subordinated Notes, 7.250% Due 09/01/08	701,000	712,974
Duke-Weeks Realty Senior Notes, 7.750% Due 11/15/09	460,000	476,796
Equity Residential Properties Notes, 4.750% Due 06/15/09	355,000	354,602
Equity Residential Properties Notes, 6.950% Due 03/02/11	1,000,000	1,049,169
Fifth Third Bank Notes, 4.200% Due 02/23/10	1,250,000	1,257,604
Genworth Financial Notes, 4.750% Due 6/15/09	500,000	502,502
J.P. Morgan and Company, 6.250% Due 1/15/09	445,000	453,254
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,010,000	1,029,183
Legg Mason Senior Notes, 6.750% Due 07/02/08	228,000	229,952
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	500,000	530,892
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	355,000	383,555
Morgan Stanley Dean Witter, 3.875% Due 1/15/09	500,000	499,903
Morgan Stanley Dean Witter Unsubordinated Note, 6.750% Due 04/15/11	1,000,000	1,048,927
PNC Funding Corporation, 6.500%, Due 5/01/08	135,000	135,229
US Bank NA Notes, 5.700% Due 12/15/08	114,000	116,307
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	500,000	541,771
Wachovia Corp., 6.000% Due 10/30/08	113,000	114,342
Wachovia Corp., 6.300% Due 4/15/08	35,000	35,022
Wachovia Corp., 6.400% Due 4/01/08	674,000	674,000
Total Finance: 27.0%		$14,535,177

Industrial
Abbott Laboratories Senior Unsecured Notes 3.75% Due 3/15/11	1,020,000	1,031,995
Becton Dickinson, 7.150% Due 10/01/09	110,000	117,431
Emerson Electric Company 4.5% Due 5/1/13	1,000,000	1,023,817
General Electric Capital Corp Notes, 6.000% Due 6/15/12	1,813,000	1,934,815
General Electric Capital Corp Notes Floating Rate, 4.511% Due 6/11/08	100,000	99,940
IBM Corp, 4.750% Due 11/29/12	1,141,000	1,182,117
United Technologies Corporation Notes, 7.125% Due 11/15/10	444,000	489,654
Wal-Mart Stores 4.5500% Due 05/01/13	1,500,000	1,541,787
Total Industrial: 13.8%.		$7,421,557

Utilities
Wisconsin Power & Light Debentures, 7.625% Due 03/01/10	865,000	930,350
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	250,000	254,876
National Rural Utilities Collateral Trust, 5.700% Due 01/15/10	309,000	319,275
National Rural Utilities Collateral Trust, 5.750% Due 11/01/08	353,000	357,166
Alabama Power Company Notes, 4.700% Due 12/01/10	275,000	284,500
Alabama Power Senior Notes, 5.375% Due 10/01/08	500,000	503,744
Florida Power and Light First Mortgage, 5.875% Due 04/01/09	1,050,000	1,079,873
Total Utilities: 6.9%		$3,729,783

United States Government Agency Obligations
Federal Farm Credit Bank Discount Note Zero% Due 10/30/08	2,000,000	1,976,738
Federal Home Loan Bank, 4.875% Due 12/14/12	2,140,000	2,294,583
Federal Home Loan Mortgage Corp., 4.370% Due 05/23/08	50,000	50,140
Federal Home Loan Mortgage Corp., 5.125% Due 02/27/09	1,000,000	1,025,556
Federal National Mortgage Associates Notes(Callable 2/25/09 @ $100)3.2500% Due 2/25/11	500,000	503,298
Federal National Mortgage Associates Notes(Callable 10/8/08 @ $100)4.0% Due 4/8/13	2,060,000	2,076,686
Federal National Mortgage Association, 5.500% Due 07/09/10	1,735,000	1,775,903
Federal Home Loan Mortgage Corp Notes, 5.4000% Due 02/02/12	1,260,000	1,292,575
Federal Home Loan Mortgage Corporation Discount Notes Zero% Due 7/1/08	1,000,000	994,932
Total United States Government Agency Obligations: 22.3%		$11,990,411

United States Government Treasury Obligations
United States Treasury Bill, 0.000% Due 06/05/08 * (a)	3,790,000	3,775,105
Total United States Government Treasury Obligations: 7.0%		$3,775,105

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac 5 Year Balloon MBS, 4.500% Due 09/01/09	809,800	818,410
Freddie Mac Gold 7 Year Balloon, 4.500% Due 06/01/11	2,219,769	2,250,537
Freddie Mac Gold 7 Year Balloon, 4.500% Due 05/01/12	435,757	442,961
Federal Home Loan Bank CMO Series 00-0582 Cl. H, 4.750% Due 10/25/10	667,566	675,243
Freddie Mac CMO Pool 2583 Class ND, 4.250% Due 12/15/10	2,292,023	2,302,522
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	912,806	944,512
Federal National Mortgage CMO Pool 2003-20 Cl. HR, 4.500% Due 10/25/16	473,868	479,449
Gov't Nat'l Mortgage Assoc CMO - POOL 2004-95 Class QA, 4.5000% Due 03/20/34	2,341,845	2,332,628
Total United States Government Agency Obligations - Mortgage Backed Securities: 19.1%		$10,246,262

Municipal Bonds
Indiana State Finance Authority Revenue 5.00% Due 11/01/13	1,000,000	1,067,050
Total Municipal Bonds: 2.0%		$1,067,050

Total Fixed Income - Bonds: 98.2%		$52,765,346
(Fixed Income Identified Cost $48,128,608.53)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.04% yield **		3,448,187
Total Cash Equivalents: 6.4%.		$3,448,187
(Cash Equivalents Identified Cost $7,223,292.43)

Total Portfolio Value: 104.6%		$56,213,533
(Total Portfolio Identified Cost $55,351,900.96)

Other Assets Less Liabilities -4.6%		$(2,455,200)

Total Net Assets: 100.0%		$53,758,332

Futures Contracts	Long	Unrealized
	Contracts	Depreciation
E-mini Standard & Poors 500 expiring June 2008	816	$(997,475)
(Notional Value of $53,966,160)

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2008.
(a) - Pledged as collateral on Futures Contracts

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 16, 2008 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date May 28, 2008

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date May 28, 2008

* Print the name and title of each signing officer under his or her signature